Comparatives	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Comparatives
Note 26 Comparatives
Certain comparative amounts have been reclassified to conform to the current year’s presentation.
As disclosed in note 2 Accounting and Reporting Changes and note 25 Adoption of IFRS 17, comparative amounts have been prepared and presented in accordance with IFRS 9 and IFRS 17. Refer to notes 2 and 25 for adoption impacts of IFRS 9 and IFRS 17.